Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2014
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Schedule of Subsidiaries, VIE and VIE's Subsidiary

As of December 31, 2014, details of the Company’s subsidiaries, VIE and VIE’s subsidiary are as follows:

			Percentage
	Date of	Place of	of economic
	incorporation	incorporation	ownership
Subsidiaries
Momo Technology HK Company Limited (“Momo HK”)	December 5, 2011	Hong Kong	100%
Beijing Momo Information Technology Company Limited (“Beijing Momo IT”)	March 9, 2012	PRC	100%
Momo Technology Overseas Holding Company Limited (“Momo BVI”)	March 5, 2014	BVI	100%
Momo Information Technologies Corp. (“Momo US”)	March 7, 2014	US	100%
VIE
Beijing Momo Technology Co., Ltd. (“Beijing Momo”)	July 7, 2011	PRC	N/A *
VIE’s subsidiary
Chengdu Momo Technology Co., Ltd. (“Chengdu Momo”)	May 9, 2013	PRC	N/A *

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Amounts and Balances of VIE Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions

The following financial statements amounts and balances of the VIE were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions as of and for the years ended December 31:

	As of December 31,
	2013	2014
Cash and cash equivalents	$861	$9,867
Accounts receivable, net of allowance for doubtful accounts of $nil and $nil as of December 31, 2013 and 2014, respectively	1,935	7,038
Prepaid expenses and other current assets	435	5,306

Total current assets	3,231	22,211

Property and equipment, net	1,189	1,318
Rental deposits	—	312
Long term investments	—	809

Total assets	4,420	24,650

Accounts payable	125	3,728
Deferred revenue	3,714	16,348
Accrued expenses and other current liabilities	684	1,100

Total current liabilities	4,523	21,176

Total liabilities	$4,523	$21,176

	For the years ended December 31,
	2012	2013	2014
Net revenues	$—	$3,129	$44,755
Net (loss) profit	$(2,292)	$(2,179)	$32,945

	For the years ended December 31,
	2012	2013	2014
Net cash (used in) provided by operating activities	$(3,005)	$(2,956)	$40,383
Net cash used in investing activities	$(1,039)	$(723)	$(1,921)
Net cash used in financing activities	$—	$—	$—